Note 12 - Equity Compensation Plan (Detail) (The Plan [Member])	9 Months Ended
Sep. 30, 2012
The Plan [Member]
Common Stock Reserved Percentage	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	250,005